CONTINGENT LIABILITIES AND COMMITMENTS (Schedule of Minimum Future Lease Fees for Existing Vehicles) (Details) - Vehicles [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease fees for the existing vehicles	$ 644
Year 1 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease fees for the existing vehicles	406
Year 2 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease fees for the existing vehicles	209
Year 3 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease fees for the existing vehicles	$ 29